United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/2009

Date of Reporting Period:  3/31/2009

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities

Established 1969

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009	2008	2007	2006 [1]	2005
Net Asset Value, Beginning of Period	$7.75	$7.68	$7.57	$7.73	$7.93
Income From Investment Operations:
Net investment income	0.34 [2]	0.36 [2]	0.37	0.34 [2]	0.34 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	0.08	0.09	(0.17)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.44	0.46	0.17	0.15
Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.35)	(0.33)	(0.34)
Distributions from paid-in capital	--	--	--	--	(0.01)
TOTAL DISTRIBUTIONS	(0.36)	(0.37)	(0.35)	(0.33)	(0.35)
Net Asset Value, End of Period	$7.70	$7.75	$7.68	$7.57	$7.73
Total Return [3]	4.17%	5.96%	6.26%	2.24%	1.96%

Ratios to Average Net Assets:
Net expenses	0.95%	0.94%	0.93%	0.86%	0.91%
Net investment income	4.42%	4.76%	4.77%	4.39%	4.33%
Expense waiver/reimbursement [4]	0.03%	0.05%	0.05%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$599,122	$642,170	$652,110	$712,643	$777,354
Portfolio turnover [5]	26%	39%	87%	69%	73%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009	2008	2007	2006	[1]	2005
Net Asset Value, Beginning of Period	$7.75	$7.68	$7.56	$7.73		$7.93
Income From Investment Operations:
Net investment income	0.28 [2]	0.31 [2]	0.30	0.29	[2]	0.28	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	0.08	0.11	(0.19)		(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.39	0.41	0.10		0.09
Less Distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.29)	(0.27)		(0.28)
Distributions from paid-in capital	--	--	--	--		(0.01)
TOTAL DISTRIBUTIONS	(0.30)	(0.32)	(0.29)	(0.27)		(0.29)
Net Asset Value, End of Period	$7.70	$7.75	$7.68	$7.56		$7.73
Total Return [3]	3.38%	5.17%	5.58%	1.31%		1.17%

Ratios to Average Net Assets:
Net expenses	1.70%	1.69%	1.69%	1.63%		1.68%
Net investment income	3.67%	4.01%	4.01%	3.69%		3.56%
Expense waiver/reimbursement [4]	0.03%	0.05%	0.04%	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$99,200	$118,494	$147,943	$188,747		$252,386
Portfolio turnover [6]	26%	39%	87%	69%		73%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

6 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2009	2008	2007	2006	[1]	2005
Net Asset Value, Beginning of Period	$7.75	$7.67	$7.56	$7.73		$7.93
Income From Investment Operations:
Net investment income	0.28 [2]	0.31 [2]	0.30	0.28	[2]	0.28	[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	0.09	0.11	(0.18)		(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.40	0.41	0.10		0.09
Less Distributions:
Distributions from net investment income	(0.30)	(0.32)	(0.30)	(0.27)		(0.28)
Distributions from paid-in capital	--	--	--	--		(0.01)
TOTAL DISTRIBUTIONS	(0.30)	(0.32)	(0.30)	(0.27)		(0.29)
Net Asset Value, End of Period	$7.70	$7.75	$7.67	$7.56		$7.73
Total Return [3]	3.40%	5.31%	5.47%	1.31%		1.17%

Ratios to Average Net Assets:
Net expenses	1.70%	1.69%	1.68%	1.63%		1.68%
Net investment income	3.67%	4.02%	4.02%	3.67%		3.56%
Expense waiver/reimbursement [4]	0.03%	0.05%	0.04%	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,191	$42,593	$42,926	$52,764		$70,798
Portfolio turnover [6]	26%	39%	87%	69%		73%

1 Beginning with the year ended March 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

6 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,043.70	$4.84
Class B Shares	$1,000	$1,039.90	$8.65
Class C Shares	$1,000	$1,041.30	$8.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.19	$4.78
Class B Shares	$1,000	$1,016.45	$8.55
Class C Shares	$1,000	$1,016.40	$8.60

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.71%

Management's Discussion of Fund Performance (unaudited)

The fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2009, was 4.17% for Class A Shares, 3.38% for Class B Shares and 3.40% for Class C Shares. The total return for Class A Shares consisted of 4.82% of taxable dividends and 0.65% of depreciation in the net asset value of the shares. The Barclays Capital Mortgage-Backed Securities Index (BCMBS), 1 a performance index for the fund, returned 8.09%. The fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BCMBS.

The fund's performance was most significantly impacted by strategy which focused on sector allocation.

Market Overview

During the 12-month reporting period, interest rates decreased across the range of Treasury maturities. Specifically, two-year and ten-year U.S. Treasury yields declined 79 and 75 basis points to 0.80% and 2.66%, respectively.

The U.S. economy fell into recession amid falling equity, home and commodity markets. Fixed-income market performance was volatile as investor risk aversion drove Treasury yields to historical lows while government spending programs attempted to stabilize financial markets. Agency mortgage-backed securities responded strongly to the Federal Reserve's mortgage-backed securities ("MBS") purchase program, which intends to purchase up to $1.25 trillion of agency mortgage securities in 2009. Through the first quarter of 2009, the Federal Reserve had purchased over $300 billion of MBS, an amount which exceeded sector net issuance since program initiation.

1 The BCMBS is comprised of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The index is unmanaged and, unlike the fund, not affected by cash flows. Investments cannot be made directly in an index. The BCMBS was formerly known as the Lehman Brothers Mortgage-Backed Securities Index.

The Federal Open Market Committee acted aggressively and in unprecedented fashion to combat economic deterioration. The federal funds target rate was reduced from 2% to a range of 0% to 0.25%. Additionally, policymakers introduced measures designed to support financial markets and ease the credit crunch. Capital injections were made in the banking, insurance and automotive industries as firms were considered "too big to fail." Additionally, Fannie Mae and Freddie Mac were placed in conservatorship by their regulator, the Federal Housing Finance Agency.

Propelled by government purchases of agency MBS in the final three months of the reporting period, the sector slightly outperformed similar duration Treasury securities. Mortgages lacking the agency guarantee performed very poorly as investors shunned non-government mortgage paper. Non-agency MBS bonds fell dramatically to unprecedented price levels which reflected deteriorating loan performance and a substantial liquidity premium.

Sector Allocation

Within the agency mortgage allocation, the fund was overweighted to mortgage securities issued by Fannie Mae and Freddie Mac, while underweighted to Ginnie Mae. Fannie/Freddie-issued MBS outperformed Ginnie Mae's by a significant margin during the reporting period, aiding fund performance.

The fund maintained exposure to non-agency MBS during the year, typically less than 10% of total assets. Although the allocation was a minority of the total portfolio, unprecedented price declines had a negative effect on fund performance.

Due to the deleterious impact of non-agency MBS price decreases, sector allocation negatively impacted performance.

2 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Fund for U.S. Government Securities (Class A Shares) (the "Fund") from March 31, 1999 to March 31, 2009 compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS) 2 and the Lipper U.S. Mortgage Funds Average (LUSMFA). 3

Average Annual Total Returns [4] for the Period Ended 3/31/2009
1 Year	-0.58%
5 Years	3.16%
10 Years	4.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The BCMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an average.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Fund for U.S. Government Securities (Class B Shares) (the "Fund") from March 31, 1999 to March 31, 2009 compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS) 2 and the Lipper U.S. Mortgage Funds Average (LUSMFA). 3

Average Annual Total Returns [4] for the Period Ended 3/31/2009
1 Year	-2.08%
5 Years	2.96%
10 Years	4.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The BCMBS is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an average.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Fund for U.S. Government Securities (Class C Shares) (the "Fund") from March 31, 1999 to March 31, 2009 compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS) 2 and the Lipper U.S. Mortgage Funds Average (LUSMFA). 3

Average Annual Total Returns [4] for the Period Ended 3/31/2009
1 Year	2.41%
5 Years	3.32%
10 Years	4.28%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The BCMBS is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an average.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	99.5%
Non-Agency Mortgage-Backed Securities	6.4%
Repurchase Agreement - Collateral [2]	1.2%
Cash Equivalents [3]	5.9%
Other Assets and Liabilities - Net [4]	(13.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Includes a repurchase agreement purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--84.4%
		Federal Home Loan Mortgage Corporation--47.8%
$4,500,000	[1]	4.000%, 5/1/2039	$4,509,086
72,069,660	[1]	4.500%, 6/1/2019 - 5/1/2039	73,984,581
89,572,993	[1]	5.000%, 2/1/2019 - 4/1/2039	92,921,968
132,859,072		5.500%, 5/1/2016 - 6/1/2036	138,389,466
34,108,228		6.000%, 10/1/2017 - 10/1/2038	35,741,228
12,018,004		6.500%, 10/1/2037 - 10/1/2038	12,690,908
699,771		7.000%, 12/1/2031	751,577
1,900,138		7.500%, 9/1/2013 - 8/1/2031	2,047,681
285,106		8.000%, 12/1/2029	305,354
33		12.500%, 10/1/2012	35
39		13.750%, 1/1/2011	44
658		14.750%, 8/1/2011	715
387		15.500%, 8/1/2011	443
		TOTAL	361,343,086
		Federal National Mortgage Association--31.5%
5,148,448		4.500%, 12/1/2019	5,339,332
49,865,642		5.000%, 5/1/2034 - 11/1/2035	51,626,409
56,990,123		5.500%, 12/1/2013 - 9/1/2037	59,167,746
85,322,078		6.000%, 10/1/2028 - 4/1/2038	90,084,694
27,845,167	[1]	6.500%, 4/1/2029 - 4/1/2039	29,353,945
2,114,011		7.000%, 8/1/2028 - 1/1/2032	2,277,429
164,538		7.500%, 1/1/2030 - 10/1/2031	176,794
5,022		11.000%, 10/1/2010	5,182
3,718		11.750%, 10/1/2015	4,302
29		12.000%, 1/1/2013	31
1,529		12.750%, 8/1/2014	1,739
539		13.000%, 8/1/2015	640
3,320		15.000%, 10/1/2012	3,790
		TOTAL	238,042,033
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--5.1%
$19,993,436	[1]	5.000%, 11/20/2038 - 4/20/2039	$20,702,568
7,845,675		5.500%, 12/20/2038	8,173,906
7,213,660		6.000%, 9/20/2038	7,546,165
1,841,078		7.500%, 12/15/2023 - 7/15/2030	1,967,083
235,573		8.250%, 5/15/2030 - 10/15/2030	258,488
135,032		8.375%, 8/15/2030	148,181
186,003		8.500%, 12/15/2029	205,719
342		11.250%, 9/20/2015	393
		TOTAL	39,002,503
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $601,210,654)	638,387,622
		COLLATERALIZED MORTGAGE OBLIGATIONS--13.1%
		Federal Home Loan Mortgage Corporation--4.0%
12,572,438		0.886%, 5/15/2036, REMIC 3160 FD	12,358,682
8,607,356		0.866%, 6/15/2036, REMIC 3175 FE	8,485,610
6,721,846		0.936%, 7/15/2036, REMIC 3179 FP	6,603,887
3,069,100		0.956%, 8/15/2036, REMIC 3206 FE	3,010,706
		TOTAL	30,458,885
		Federal National Mortgage Association--2.7%
1,933,086		0.772%, 10/25/2031, REMIC 2005-63 FC	1,871,980
2,956,014		0.922%, 6/25/2036, REMIC 2006-43 FL	2,876,592
8,626,094		0.822%, 7/25/2036, REMIC 2006-58 FP	8,399,253
3,523,867		0.872%, 9/25/2036, REMIC 2006-81 FB	3,436,920
3,846,993		0.902%, 10/25/2036, REMIC 2006-93 FM	3,737,037
		TOTAL	20,321,782
		Non-Agency Mortgage--6.4%
7,103,228		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	5,015,967
7,154,447		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	5,682,069
6,157,563		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	4,146,806
5,180,815		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	3,698,086
3,886,864		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,437,062
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$4,074,255		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	$3,462,590
5,837,425		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.756%, 5/19/2047	2,070,226
6,152,809		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	4,391,899
6,042,449		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	4,313,123
7,010,969		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	4,950,818
5,615	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	3,822
703,996	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	550,243
7,757,580	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	324,887
5,288,710	[2,3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	505,601
6,240,992		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,934,971
3,821,326		Washington Mutual 2006-AR1, Class 2A1B, 2.703%, 1/25/2046	1,135,433
		TOTAL	48,623,603
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $122,529,037)	99,404,270
		ADJUSTABLE RATE MORTGAGES--8.4%
		Federal Home Loan Mortgage Corporation--1.5%
2,457,528		4.621%, 5/1/2038, ARM	2,532,353
8,632,513		5.398%, 1/1/2036, ARM	8,954,786
		TOTAL	11,487,139
		Federal National Mortgage Association--6.9%
3,815,456		4.660%, 8/1/2035, ARM	3,948,590
7,041,531		4.790%, 6/1/2038, ARM	7,246,619
2,637,664		4.850%, 6/1/2038, ARM	2,717,895
16,761,746		5.670%, 3/1/2037, ARM	17,377,916
10,142,253		5.700%, 12/1/2036, ARM	10,570,829
9,436,621		5.740%, 2/1/2037, ARM	9,793,425
		TOTAL	51,655,274
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $61,328,011)	63,142,413
Shares or Principal Amount			Value
		MUTUAL FUND--5.9%
44,198,140	[4,5]	Government Obligations Fund, Institutional Shares, 0.39% (AT NET ASSET VALUE)	$44,198,140
		REPURCHASE AGREEMENT--1.2%
$9,209,000	[6]	Interest in $25,433,000 joint repurchase agreement 0.30%, dated 3/12/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $25,439,782 on 4/13/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2036 and the market value of those underlying securities was $26,200,356 (segregated pending settlement of dollar-roll transactions). (AT COST)	9,209,000
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $838,474,842) [7]	854,341,445
		OTHER ASSETS AND LIABILITIES - NET--(13.0)% [8]	(97,829,107)
		TOTAL NET ASSETS--100%	$756,512,338

1 All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $1,384,553, which represented 0.2% of total net assets.

3 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

4 Affiliated company.

5 7-Day net yield.

6 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

7 The cost of investments for federal tax purposes amounts to $837,417,241.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2009.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 44,198,140
Level 2--Other Significant Observable Inputs	808,758,752
Level 3--Significant Unobservable Inputs	1,384,553
TOTAL	$854,341,445

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Investments in Securities
Balance as of April 1, 2008	$ --
Realized gain	20,394
Change in unrealized depreciation	(371,966)
Net purchases (sales)	(241,618)
Transfers in and/or out of Level 3	1,977,743
Balance as of March 31, 2009	$1,384,553
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date. [1]
$ (371,966)

1 Amounts are included in the applicable line of the "Realized and Unrealized Gain (Loss) on Investments and Futures Contracts" section of the Statement of Operations.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009

Assets:
Total investments in securities, at value including $44,198,140 of investments in an affiliated issuer (Note 5) (identified cost $838,474,842)		$854,341,445
Cash		4,690
Income receivable		3,423,871
Receivable for investments sold		41,822,742
Receivable for shares sold		990,325
TOTAL ASSETS		900,583,073
Liabilities:
Payable for investments purchased	$141,741,877
Payable for shares redeemed	939,140
Income distribution payable	785,972
Payable for Directors'/Trustees' fees	827
Payable for distribution services fee (Note 5)	99,335
Payable for shareholder services fee (Note 5)	267,747
Accrued expenses	235,837
TOTAL LIABILITIES		144,070,735
Net assets for 98,201,678 shares outstanding		$756,512,338
Net Assets Consist of:
Paid-in capital		$782,987,298
Net unrealized appreciation of investments		15,866,603
Accumulated net realized loss on investments and futures contracts		(42,497,244)
Undistributed net investment income		155,681
TOTAL NET ASSETS		$756,512,338
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($599,121,623 ÷ 77,766,598 shares outstanding), no par value, unlimited shares authorized		$7.70
Offering price per share (100/95.50 of $7.70)		$8.06
Redemption proceeds per share		$7.70
Class B Shares:
Net asset value per share ($99,199,702 ÷ 12,878,288 shares outstanding), no par value, unlimited shares authorized		$7.70
Offering price per share		$7.70
Redemption proceeds per share (94.50/100 of $7.70)		$7.28
Class C Shares:
Net asset value per share ($58,191,013 ÷ 7,556,792 shares outstanding), no par value, unlimited shares authorized		$7.70
Offering price per share		$7.70
Redemption proceeds per share (99.00/100 of $7.70)		$7.62

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2009

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$384,149
Interest			40,227,228
TOTAL INCOME			40,611,377
Expenses:
Investment adviser fee (Note 5)		$3,656,890
Administrative personnel and services fee (Note 5)		589,371
Custodian fees		42,802
Transfer and dividend disbursing agent fees and expenses		949,446
Directors'/Trustees' fees		6,974
Auditing fees		22,199
Legal fees		11,368
Portfolio accounting fees		138,780
Distribution services fee--Class B Shares (Note 5)		785,253
Distribution services fee--Class C Shares (Note 5)		348,043
Shareholder services fee--Class A Shares (Note 5)		1,504,847
Shareholder services fee--Class B Shares (Note 5)		261,751
Shareholder services fee--Class C Shares (Note 5)		112,612
Account administration fee--Class A Shares		1,261
Account administration fee--Class C Shares		450
Share registration costs		43,472
Printing and postage		56,306
Insurance premiums		6,071
Miscellaneous		13,864
TOTAL EXPENSES		8,551,760
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(205,883)
Waiver of administrative personnel and services fee	(13,749)
TOTAL WAIVERS AND REIMBURSEMENT		(219,632)
Net expenses			8,332,128
Net investment income			32,279,249
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(2,035,557)
Net realized gain on futures contracts			671,703
Net change in unrealized appreciation of investments			(2,151,495)
Net change in unrealized depreciation of futures contracts			102,402
Net realized and unrealized loss on investments and futures contracts			(3,412,947)
Change in net assets resulting from operations			$28,866,302

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,279,249	$37,260,682
Net realized gain (loss) on investments and futures contracts	(1,363,854)	1,579,729
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,049,093)	6,518,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,866,302	45,359,204
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,461,009)	(31,121,329)
Class B Shares	(4,123,526)	(5,335,501)
Class C Shares	(1,868,837)	(1,692,090)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,453,372)	(38,148,920)
Share Transactions:
Proceeds from sale of shares	139,226,749	118,787,170
Net asset value of shares issued to shareholders in payment of distributions declared	24,921,634	27,660,667
Cost of shares redeemed	(205,306,668)	(193,379,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,158,285)	(46,931,566)
Change in net assets	(46,745,355)	(39,721,282)
Net Assets:
Beginning of period	803,257,693	842,978,975
End of period (including undistributed (distributions in excess of) net investment income of $155,681 and $(43,726), respectively)	$756,512,338	$803,257,693

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in TBAs. As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended March 31, 2009, the Fund had a net realized gain on futures contracts of $671,703.

At March 31, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 4,989	$ 3,822
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$ 581,405	$550,243
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$ 235,543	$324,887
Structured Asset Securities Corp., 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$1,044,800	$505,601

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,368,099	$94,003,766	13,020,803	$100,028,418
Shares issued to shareholders in payment of distributions declared	2,693,990	20,407,384	2,928,137	22,433,227
Shares redeemed	(20,141,852)	(152,854,440)	(18,049,957)	(138,238,013)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,079,763)	$(38,443,290)	(2,101,017)	$(15,776,368)

Year Ended March 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,092,038	$15,864,419	1,072,655	$8,219,405
Shares issued to shareholders in payment of distributions declared	431,304	3,266,758	543,144	4,157,510
Shares redeemed	(4,936,032)	(37,478,427)	(5,599,838)	(42,834,164)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,412,690)	$(18,347,250)	(3,984,039)	$(30,457,249)

Year Ended March 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,866,375	$29,358,564	1,371,036	$10,539,347
Shares issued to shareholders in payment of distributions declared	164,774	1,247,492	139,675	1,069,930
Shares redeemed	(1,971,252)	(14,973,801)	(1,608,006)	(12,307,226)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,059,897	$15,632,255	(97,295)	$(697,949)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,432,556)	$(41,158,285)	(6,182,351)	$(46,931,566)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiration of capital loss carryforwards and dollar-roll transactions.

For the year ended March 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(15,430,107)	$2,373,530	$13,056,577

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$34,453,372	$38,148,920

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 178,497
Net unrealized appreciation	$ 16,924,204
Capital loss carryforwards and deferrals	$(43,577,661)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for REMIC and dollar-roll transactions.

At March 31, 2009, the cost of investments for federal tax purposes was $837,417,241. The net unrealized appreciation of investments for federal tax purposes was $16,924,204. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,418,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,494,294.

At March 31, 2009, the Fund had a capital loss carryforward of $41,031,008 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 3,247,713
2013	$10,382,357
2014	$ 4,881,984
2015	$21,792,738
2017	$ 726,216

Capital loss carryforwards of $15,427,201 expired during the year ended March 31, 2009.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2009, for federal income tax purposes, post-October losses of $2,546,653 were deferred to April 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.25% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2009, the Adviser voluntarily waived $178,327 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,749 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2009, FSC retained $55,051 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2009, FSC retained $33,792 in sales charges from the sale of Class A Shares. FSC also retained $7,615 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2009, FSSC received $739,214 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.95%, 1.70%, and 1.70%, respectively, for the fiscal year ending March 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2009, the Adviser reimbursed $27,556. Transactions with the affiliated company during the year ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	32,839,139	185,788,766	174,429,765	44,198,140	$44,198,140	$384,149

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended March 31, 2009, were as follows:

Purchases	$ --
Sales	$29,151,776

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the year ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the year ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities of Federated Fund for U.S. Government Securities (one of the portfolios comprising Federated Income Securities Trust) (the "Fund"), including the portfolio of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2005 were audited by another independent registered public accounting firm whose report, dated May 17, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities, a portfolio of Federated Income Securities Trust, at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 19, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting); Consultant, EZE Castle Software (investment order management software); Partner, Midway Pacific (lumber).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Director, EZE Castle Software.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Fund/Corporation/Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886

28390 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Real Return Bond Fund

Established 2006

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class C Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,				Period Ended
	2009		2008		3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.91		$10.18		$10.00
Income From Investment Operations:
Net investment income	0.25	[2]	0.59		0.07
Net realized and unrealized gain (loss) on investments and swap contracts	(0.45)		0.73		0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.20)		1.32		0.26
Less Distributions:
Distributions from net investment income	(0.32)		(0.59)		(0.08)
Distributions from net realized gain on investments	--		(0.00	) [3]	--
Distributions from paid-in capital [4]	(0.13	) [2]	--		--
TOTAL DISTRIBUTIONS	(0.45)		(0.59)		(0.08)
Net Asset Value, End of Period	$10.26		$10.91		$10.18
Total Return [5]	(1.83)%		13.48%		2.58%

Ratios to Average Net Assets:
Net expenses	0.70%		0.64%		0.70	% [6]
Net investment income	2.54%		4.25%		1.58	% [6]
Expense waiver/reimbursement [7]	2.95%		5.74%		17.28	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,603		$4,289		$103
Portfolio turnover	28%		66%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,				Period Ended
	2009		2008		3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.91		$10.18		$10.00
Income From Investment Operations:
Net investment income	0.21	[2]	0.53		0.02
Net realized and unrealized gain (loss) on investments and swap contracts	(0.45)		0.71		0.22
TOTAL FROM INVESTMENT OPERATIONS	(0.24)		1.24		0.24
Less Distributions:
Distributions from net investment income	(0.28)		(0.51)		(0.06)
Distributions from net realized gain on investments	--		(0.00	) [3]	--
Distributions from paid-in capital [4]	(0.13	) [2]	--		--
TOTAL DISTRIBUTIONS	(0.41)		(0.51)		(0.06)
Net Asset Value, End of Period	$10.26		$10.91		$10.18
Total Return [5]	(2.23)%		12.69%		2.44%

Ratios to Average Net Assets:
Net expenses	1.45%		1.43%		1.44	% [6]
Net investment income	2.08%		3.79%		0.84	% [6]
Expense waiver/reimbursement [7]	3.05%		5.87%		17.28	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,927		$5,477		$31
Portfolio turnover	28%		66%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,				Period Ended
	2009		2008		3/31/2007	[1]
Net Asset Value, Beginning of Period	$10.91		$10.18		$10.00
Income From Investment Operations:
Net investment income	0.37	[2]	0.59		0.08
Net realized and unrealized gain (loss) on investments and swap contracts	(0.55)		0.75		0.18
TOTAL FROM INVESTMENT OPERATIONS	(0.18)		1.34		0.26
Less Distributions:
Distributions from net investment income	(0.34)		(0.61)		(0.08)
Distributions from net realized gain on investments	--		(0.00	) [3]	--
Distributions from paid-in capital [4]	(0.13	) [2]	--		--
TOTAL DISTRIBUTIONS	(0.47)		(0.61)		(0.08)
Net Asset Value, End of Period	$10.26		$10.91		$10.18
Total Return [5]	(1.69)%		13.74%		2.62%

Ratios to Average Net Assets:
Net expenses	0.45%		0.45%		0.45	% [6]
Net investment income	3.69%		6.32%		1.83	% [6]
Expense waiver/reimbursement [7]	3.11%		12.80%		17.28	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$314		$284		$2,545
Portfolio turnover	28%		66%		0%

1 Reflects operations for the period from October 18, 2006 (date of initial public investment) to March 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,020.40	$3.53
Class C Shares	$1,000	$1,020.10	$7.30
Institutional Shares	$1,000	$1,020.60	$2.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.44	$3.53
Class C Shares	$1,000	$1,017.70	$7.29
Institutional Shares	$1,000	$1,022.69	$2.27

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%

Management's Discussion of Fund Performance (unaudited)

The fund's total return, based on net asset value, for the 12-month reporting period was -1.83% for Class A Shares, -2.23% for Class C Shares and -1.69% for Institutional Shares. The total return of the Barclays Capital U.S. TIPS Index (BCTIPS), 1 a passive securities market index comprised exclusively of U.S. Treasury Inflation Protection Securities, or TIPS, was -2.04% during the same period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the Index. The total return of the fund's Class A Shares, Class C Shares and Institutional Shares consisted of 2.94%, 2.54% and 3.08% of dividends and 4.77%, 4.77% and 4.77% depreciation in the net asset value of the shares.

For purposes of the following, this discussion will focus on the performance of the fund's Institutional Shares.

1 The BCTIPS represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The index is unmanaged and, unlike the fund, not affected by cash flows. It is not possible to invest directly in an index. The BCTIPS was formerly known as the Lehman Brothers U.S. TIPS Index.

MARKET OVERVIEW

The 12-month period was an unprecedented and volatile time for the financial markets. The collapse of the subprime mortgage lending market last summer and subsequent decline in home prices set off a cascade of events that culminated in financial instability and recession. Losses in the trillions of dollars on mortgage-related and other types of securities resulted in the bankruptcy or sale of multiple investment banks, the nationalization of Fannie Mae and Freddie Mac and the bail-out of AIG, one of the largest insurance companies in the world. The government was forced to take unprecedented measures to stabilize the financial system including: (1) providing liquidity facilities to, and injecting equity into, failing banks; (2) guaranteeing money market funds; (3) supporting the consumer loan securitization market; (4) lowering overnight interest rates to a 0 % to 0.25% range; (5) instituting programs to remove toxic legacy mortgage-related assets from bank balance sheets; (6) buying agency mortgage-backed bonds, agency bonds and Treasury bonds in the secondary market; and (7) enacting fiscal stimulus programs on an unprecedented scale. The sudden and severe withdrawal of private credit from the financial markets spurred deleveraging among both businesses and consumers, disrupting markets for some types of securities and exacerbating the negative impact on the global economy.

During this period, risky asset classes, such as stocks, non-government guaranteed residential and commercial real estate, corporate bonds and emerging market securities significantly underperformed U.S. Treasury bonds. Panicked investors sold risky holdings and fled to the safety of government guaranteed bonds. Although TIPS, the primary holding of the fund, substantially outperformed most other asset classes, a large liquidity discount and fears of deflation caused TIPS to underperform nominal Treasuries during this period.

FUND PERFORMANCE

During the period, the most significant factors affecting the fund's performance relative to the Index were: (1) the interest rate sensitivity of the fund relative to the Index (referred to as "duration"); 2 (2) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (3) sector allocation; and (4) the selection of individual securities within each sector.

Duration

The fund's interest rate sensitivity, or duration, was greater than the Index during periods when interest rates fell, resulting in outperformance relative to the Index.

Maturity

During the fourth quarter of 2008 and the first quarter of 2009, fund management allocated a larger percentage of the fund to securities with longer maturities and less to securities with shorter maturities, as compared to the Index. This yield curve strategy detracted from fund performance.

Sector

An allocation to credit, a sector that is not represented in the BCTIPS, via both credit default index swaps and high yield securities, provided additional yield to the fund, but detracted from returns relative to the Index.

Security Selection

During the period, individual security selection boosted fund returns, particularly TIPS with highly valuable deflation floors. These securities outperformed TIPS with less valuable deflation floors at the end of 2008 although they gave back some of their outperformance in the first quarter of 2009.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Real Return Bond Fund (Class A Shares) (the "Fund") from October 18, 2006 (start of performance) to March 31, 2009, compared to the Barclays Capital U.S. TIPS Index (BCTIPS). 2

Average Annual Total Returns [3] for the Period Ended 3/31/2009
1 Year	-6.22%
Start of Performance (10/18/2006)	3.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total return shown includes the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The BCTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Real Return Bond Fund (Class C Shares) (the "Fund") from October 18, 2006 (start of performance) to March 31, 2009, compared to the Barclays Capital U.S. TIPS Index (BCTIPS). 2

Average Annual Total Returns [3] for the Period Ended 3/31/2009
1 Year	-3.17%
Start of Performance (10/18/2006)	5.06%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total return shown includes the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The BCTIPS is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Real Return Bond Fund (Institutional Shares) (the "Fund") from October 18, 2006 (start of performance) to March 31, 2009, compared to the Barclays Capital U.S. TIPS Index (BCTIPS). 2

Average Annual Total Returns for the Period Ended 3/31/2009
1 Year	-1.69%
Start of Performance (10/18/2006)	5.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The BCTIPS is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets [2]
U.S. Treasury and Agency Securities	74.7%
Synthetic Inflation-Protected Corporate Debt Instruments [3]	17.3%
Corporate Debt Securities	2.2%
Other Security Types [4,5]	0.0%
Cash Equivalents [6]	6.6%
Other Assets and Liabilities - Net [7]	(0.8)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 Represents a combination of credit default swaps and Inflation-Protected U.S. Treasury and Agency Securities. Percentage is based upon the notional amount of the swaps plus (minus) any unrealized appreciation (depreciation) on the swaps. More complete information regarding the Fund's direct investments in credit default swaps including unrealized appreciation (depreciation) and notional values (or amounts) of such contracts can be found in the table at the end of the Portfolio of Investments included in this report.

4 Other Security Types consist of common stock and preferred stock.

5 Represents less than 0.1%.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009

Shares			Value
		MUTUAL FUNDS--101.3% [1]
2,104,941		Federated Inflation-Protected Securities Core Fund	$21,891,391
110,006		High Yield Bond Portfolio	520,329
736,689	[2]	Prime Value Obligations Fund, Institutional Shares, 1.07%	736,689
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $22,946,590) [3]	23,148,409
		OTHER ASSETS AND LIABILITIES - NET--(1.3)% [4]	(303,802)
		TOTAL NET ASSETS--100%	$22,844,607

At March 31, 2009, the Fund had an outstanding swap contract as follows:

Credit Default Swap Counter- party	Refer- ence Entity	Buy/ Sell	Pay/ Re- ceive Fixed Rate	Expiration Date	Implied Credit Spread at 3/31/2009 [5]	Notional Amount	Market Value	Upfront Pre- miums Re- ceived	Unreal- ized Deprec- iation
Goldman Sachs & Co.	Series 11 Invest- ment Grade CDX Index	Sell	1.50%	12/20/2013	1.82%	$2,000,000	$(71,162)	$(44,144)	$(27,018)
Merrill Lynch, Pierce, Fenner & Smith	Series 11 Invest- ment Grade CDX Index	Sell	1.50%	12/20/2013	1.82%	$2,000,000	$(71,162)	$(43,414)	$(27,748)
TOTAL UNREALIZED DEPRECIATION OF CREDIT DEFAULT SWAPS									$(54,766)

Unrealized Depreciation on the Swap Contract is included in "Other Assets and Liabilities - Net."

1 Affiliated companies.

2 7-Day net yield.

3 The cost of investments for federal tax purposes amounts to $23,174,977.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$23,148,409	$ --
Level 2--Other Significant Observable Inputs	--	(54,766)
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$23,148,409	$(54,766)

* Other financial instruments include a swap contract.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009

Assets:
Total investments in affiliated issuers (Note 5), at value (identified cost $22,946,590)		$23,148,409
Receivable for shares sold		97,240
Receivable for periodic payments from swap contracts		1,957
TOTAL ASSETS		23,247,606
Liabilities:
Payable for shares redeemed	$186,221
Swaps, at value (premium received $87,558)	142,324
Payable for transfer and dividend disbursing agent fees and expenses	21,362
Payable for auditing fees	27,600
Payable for distribution services fee (Note 5)	5,382
Payable for shareholder services fee (Note 5)	7,421
Accrued expenses	12,689
TOTAL LIABILITIES		402,999
Net assets for 2,226,860 shares outstanding		$22,844,607
Net Assets Consist of:
Paid-in capital		$23,007,559
Net unrealized appreciation of investments and swap contracts		147,053
Accumulated net realized loss on investments and swap contracts		(367,143)
Undistributed net investment income		57,138
TOTAL NET ASSETS		$22,844,607
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($13,603,273 ÷ 1,325,878 shares outstanding), no par value, unlimited shares authorized		$10.26
Offering price per share (100/95.50 of $10.26)		$10.74
Redemption proceeds per share		$10.26
Class C Shares:
Net asset value per share ($8,927,005 ÷ 870,343 shares outstanding), no par value, unlimited shares authorized		$10.26
Offering price per share		$10.26
Redemption proceeds per share (99.00/100 of $10.26)		$10.16
Institutional Shares:
Net asset value per share ($314,329 ÷ 30,639 shares outstanding), no par value, unlimited shares authorized		$10.26
Offering price per share		$10.26
Redemption proceeds per share		$10.26

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2009

Investment Income:
Dividends received from affiliated issuers (Note 5)			$553,965
Expenses:
Investment adviser fee (Note 5)		$65,848
Administrative personnel and services fee (Note 5)		230,000
Custodian fees		7,219
Transfer and dividend disbursing agent fees and expenses		80,792
Directors'/Trustees' fees		845
Auditing fees		27,600
Legal fees		6,091
Portfolio accounting fees		65,837
Distribution services fee--Class C Shares (Note 5)		46,312
Shareholder services fee--Class A Shares (Note 5)		25,023
Shareholder services fee--Class C Shares (Note 5)		15,437
Share registration costs		49,546
Printing and postage		26,262
Insurance premiums		4,383
Miscellaneous		2,516
TOTAL EXPENSES		653,711
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(65,848)
Waiver of administrative personnel and services fee	(44,836)
Reimbursement of other operating expenses	(381,508)
TOTAL WAIVERS AND REIMBURSEMENTS		(492,192)
Net expenses			161,519
Net investment income			392,446
Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized loss on investments in affiliated issuers			(321,348)
Net realized gain on swap contracts			38,728
Net change in unrealized appreciation of investments			(285,657)
Net change in unrealized depreciation from swap contracts			(54,766)
Net realized and unrealized loss on investments and swap contracts			(623,043)
Change in net assets resulting from operations			$(230,597)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$392,446	$234,277	[1]
Net realized loss on investments in affiliated issuers and swap contracts	(282,620)	(52,674	) [1]
Realized gain distributions from affiliated investment company shares	--	12,115
Net change in unrealized appreciation/depreciation of investments and swap contracts	(340,423)	442,374	[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(230,597)	636,092
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(220,069)	(52,055)
Class C Shares	(138,953)	(51,236)
Institutional Shares	(8,987)	(142,008)
Distributions from net realized gain on investments
Class A Shares	--	(48)
Class C Shares	--	(139)
Institutional Shares	--	(155)
Distributions from paid-in capital
Class A Shares	(127,495)	--
Class C Shares	(77,993)	--
Institutional Shares	(3,494)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(576,991)	(245,641)
Share Transactions:
Proceeds from sale of shares	26,101,846	13,906,869
Net asset value of shares issued to shareholders in payment of distributions declared	307,549	63,438
Cost of shares redeemed	(12,806,201)	(6,990,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,603,194	6,979,801
Change in net assets	12,795,606	7,370,252
Net Assets:
Beginning of period	10,049,001	2,678,749
End of period (including undistributed (distributions in excess of) net investment income of $57,138 and $(8,955), [1] respectively)	$22,844,607	$10,049,001

1 Due to a misclassification of amounts previously reported, the Fund reclassified a prior year return of capital on an affiliated investment for the year ended March 31, 2008, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009

1. ORGANIZATION

Federated Income Securities Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2007 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at March 31, 2009 is $4,000,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as, "Net realized gain on swap contracts," in the Statement of Operations. For the year ended March 31, 2009, the Fund had a net realized gain on swap contracts of $38,728.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,737,705	$17,835,023	728,881	$7,796,103
Shares issued to shareholders in payment of distributions declared	17,832	185,824	1,828	19,703
Shares redeemed	(822,710)	(8,249,668)	(347,799)	(3,728,601)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	932,827	$9,771,179	382,910	$4,087,205

Year Ended March 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	800,520	$8,229,545	551,391	$5,854,743
Shares issued to shareholders in payment of distributions declared	10,625	111,473	2,933	31,673
Shares redeemed	(442,741)	(4,556,533)	(55,393)	(593,468)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	368,404	$3,784,485	498,931	$5,292,948

Year Ended March 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,677	$37,278	25,199	$256,023
Shares issued to shareholders in payment of distributions declared	978	10,252	1,177	12,062
Shares redeemed	--	--	(250,392)	(2,668,437)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,655	$47,530	(224,016)	$(2,400,352)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,305,886	$13,603,194	657,825	$6,979,801

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for swap income reclassifications.

For the year ended March 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$41,656	$(41,656)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$368,009	$245,641
Return of capital	$208,982	--

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$(26,568)
Capital loss carryforwards and deferrals	$(136,384)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At March 31, 2009, the cost of investments for federal tax purposes was $23,174,977. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $26,568. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $26,568.

At March 31, 2009, the Fund had a capital loss carryforward of $47,776 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2009, for federal income tax purposes, post-October losses of $88,608 were deferred to April 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended March 31, 2009, the Adviser voluntarily waived $65,447 of its fee and voluntarily reimbursed $381,508 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2009, the net fee paid to FAS was 1.125% of average daily net assets of the Fund. FAS waived $44,836 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2009, FSC retained $36,474 of fees paid by the Fund. For the year ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on May 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2009, FSC retained $36,581 in sales charges from the sale of Class A Shares. FSC also retained $13,812 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended March 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended March 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45%, respectively, for the fiscal year ending March 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2009, the Adviser reimbursed $401. Transactions with affiliated companies during the year ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 3/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Federated Inflation- Protected Securities Core Fund	885,169	1,655,078	435,306	2,104,941	$21,891,391	$517,131
High Yield Bond Portfolio	--	110,006	--	110,006	520,329	25,044
Prime Value Obligations Fund, Institutional Shares	458,555	18,759,931	18,481,797	736,689	736,689	11,790
TOTAL OF AFFILIATED TRANSACTIONS	1,343,724	20,525,015	18,917,103	2,951,636	$23,148,409	$553,965

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the year ended December 31, 2008 are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 95.8% of its net assets at March 31, 2009. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2009, were as follows:

Purchases	$17,769,875
Sales	$4,400,000

7. RISK OF INVESTING IN UNDERLYING FUNDS

Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the year ended March 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the year ended March 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, the Fund has adopted FASB Staff Position No. 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" (FAS 133). The amendments require additional disclosure relating to credit derivatives. All changes to accounting policies have been made in accordance with the amendments and incorporated for the current period.

Also, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED REAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Real Return Bond Fund (one of the portfolios comprising Federated Income Securities Trust) (the "Fund"), including the portfolio of investments, as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Real Return Bond Fund, a portfolio of Federated Income Securities Trust, at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 19, 2009

Financial Highlights -
Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,			Period Ended
	2008		2007	12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.60		$10.00	$10.00
Income From Investment Operations:
Net investment income (loss)	0.50		0.58	(0.03	) [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.46)		0.61	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.04		1.19	0.01
Less Distributions:
Distributions from net investment income	(0.54)		(0.58)	(0.00	) [3,4]
Distributions from net realized gain on investments and futures contracts	(0.02)		(0.01)	(0.01	) [4]
Distributions from paid-in capital [5]	(0.09	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.65)		(0.59)	(0.01)
Net Asset Value, End of Period	$9.99		$10.60	$10.00
Total Return [6]	0.14%		12.34%	0.13%

Ratios to Average Net Assets:
Net expenses	0.05%		0.05%	0.05	% [7]
Net investment income (loss)	4.14%		5.68%	(1.69	)% [7]
Expense waiver/reimbursement [8]	1.96%		7.79%	12.34	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,241		$6,508	$2,400
Portfolio turnover	129%		29%	25%

1 Reflects operations for the period from October 18, 2006 (date of initial investment) to December 31, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Certain amounts have been reclassified to permit comparison, based on the final 2006 tax return. Net assets were not affected by this reclassification.

5 Represents a return of capital for federal income tax purposes.

6 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited) - Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2008	Ending Account Value 12/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$954.20	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.89	$0.25

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Management's Discussion of Fund Performance (unaudited) -
Inflation-Protected Securities Core Fund

FUND PERFORMANCE

The Federated Inflation Protected Securities Core Fund generated a total return based on net asset value, of 0.14% for the 12-month reporting period ending December 31, 2008. The fund significantly outperformed its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index ("Index"), which posted a negative return of (2.35)% for the year. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the Index.

MARKET OVERVIEW

2008 was a watershed year for the financial markets. A breakdown of the subprime mortgage market early in the year triggered a wave of investor losses in structured bonds, commercial mortgage-backed securities, high yield bonds, emerging market debt, bank loans, asset-backed securities, hedge funds and equities. Indeed, there were few places to hide during the worst year for financial assets in recent memory. Financial fears reached a crescendo in the fourth quarter, as investors fled risky assets and ploughed money into Treasury securities. Two-year Treasury yields declined to a generational low of 0.76%, and ten-year Treasury yields likewise fell to 2.21%. In response to a freezing of credit markets and a spike in unemployment, the Federal Reserve slashed the overnight Fed funds rates to zero. The Federal Reserve and Treasury subsequently embarked on a massive program of quantitative easing, aimed at stabilizing the banking system, providing liquidity to the financial markets and ultimately resuscitating the economy.

While nominal Treasuries benefited from this flight to quality buying, Treasury Inflation Protected Securities ("TIPS") struggled due to increasing fears of a prolonged deflationary environment, reduced inflation accruals and diminished liquidity.

FACTORS IMPACTING FUND PERFORMANCE

Helping performance relative to the benchmark during the year was a bias toward more recently issued TIPS, as the higher value of the deflation floor for these securities enabled them to outperform more seasoned TIPS. Also benefiting performance was a bias towards shorter maturities over longer maturities in the first nine months of the year, as well as greater interest rate sensitivity compared to the benchmark during a period of falling interest rates in the second half of 2008.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Inflation-Protected Securities Core Fund (the "Fund") from October 18, 2006 (start of performance) to December 31, 2008, compared to the Barclays Capital U.S. Treasury Inflation-Protected Securities Index (BCUSTIPS). 2

Average Annual Total Returns for the Period Ended 12/31/2008
1 Year	0.14%
Start of Performance (10/18/2006)	5.55%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCUSTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The BCUSTIPS is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary
Table (unaudited) -
Inflation-Protected Securities Core Fund

At December 31, 2008, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	91.3%
Derivative Contracts [2]	(0.2)%
Cash Equivalents [3]	8.1%
Other Assets and Liabilities - Net [4]	0.8%
TOTAL	100.0%

1 See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments -
Inflation-Protected Securities Core Fund

December 31, 2008

Principal Amount or Shares			Value
		U.S. TREASURY--91.3%
		Treasury Securities--91.3%
$4,653,540		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	$4,278,166
1,091,480		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	1,068,201
1,877,313		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	1,864,479
225,342		U.S. Treasury Inflation-Protected Note, 4.250%, 1/15/2010	221,575
112,285		U.S. Treasury Inflation-Protected Note, 3.875%, 1/15/2009	111,500
488,036		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	482,908
1,784,651		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	1,713,824
1,289,136		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	1,281,079
1,137,532	[1]	U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	1,081,544
657,553		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	619,024
1,217,775		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,248,029
1,844,946		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	1,764,302
		TOTAL U.S. TREASURY (IDENTIFIED COST $15,642,934)	15,734,631
		MUTUAL FUND--8.1%
1,395,650	[2,3]	Government Obligations Fund, Institutional Shares, 0.96% (AT NET ASSET VALUE)	1,395,650
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $17,038,584) [4]	17,130,281
		OTHER ASSETS AND LIABILITIES - NET--0.6% [5]	110,756
		TOTAL NET ASSETS--100%	$17,241,037

At December 31, 2008, the Fund had the following outstanding futures contract:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6] U.S. Treasury Bond Short Futures	3	$414,141	March 2009	$(35,069)

Unrealized Depreciation on Futures Contracts is included in "Other Assets and Liabilities - Net."

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2 Affiliated company.

3 7-Day net yield.

4 The cost of investments for federal tax purposes amounts to $17,042,891.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 1,395,650	$(35,069)
Level 2--Other Significant Observable Inputs	15,734,631	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$17,130,281	$(35,069)

* Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities -
Inflation-Protected Securities Core Fund

December 31, 2008

Assets:
Total investments in securities, at value including $1,395,650 of investments in an affiliated issuer (Note 5) (identified cost $17,038,584)		$17,130,281
Income receivable		136,542
Receivable for daily variation margin		10,125
TOTAL ASSETS		17,276,948
Liabilities:
Income distribution payable	$197
Payable for custodian fees	1,251
Payable for transfer and dividend disbursing agent fees and expenses	2,531
Payable for Directors'/Trustees' fees	409
Payable for auditing fees	23,600
Payable for portfolio accounting fees	7,095
Accrued expenses	828
TOTAL LIABILITIES		35,911
Net assets for 1,726,150 shares outstanding		$17,241,037
Net Assets Consist of:
Paid-in capital		$18,277,328
Net unrealized appreciation of investments and futures contracts		56,628
Accumulated net realized loss on investments and futures contracts		(1,028,591)
Distributions in excess of net investment income		(64,328)
TOTAL NET ASSETS		$17,241,037
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$17,241,037 ÷ 1,726,150 shares outstanding, no par value, unlimited shares authorized		$9.99

See Notes which are an integral part of the Financial Statements

Statement of Operations -
Inflation-Protected Securities Core Fund

Year Ended December 31, 2008

Investment Income:
Interest (net of TIPS deflation adjustment)			$547,453
Dividends received from an affiliated issuer (Note 5)			3,909
TOTAL INCOME			551,362
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		16,700
Transfer and dividend disbursing agent fees and expenses		13,110
Directors'/Trustees' fees		4,478
Auditing fees		23,600
Legal fees		10,149
Portfolio accounting fees		42,056
Insurance premiums		4,701
Miscellaneous		127
TOTAL EXPENSES		264,921
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(150,000)
Reimbursement of other operating expenses	(107,705)
TOTAL WAIVER AND REIMBURSEMENT		(257,705)
Net expenses			7,216
Net investment income			544,146
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,038,366)
Net realized gain on futures contracts			11,561
Net change in unrealized appreciation of investments			(69,304)
Net change in unrealized appreciation of futures contracts			(36,855)
Net realized and unrealized loss on investments and futures contracts			(1,132,964)
Change in net assets resulting from operations			$(588,818)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets -
Inflation-Protected Securities Core Fund

Year Ended December 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$544,146	$178,167
Net realized gain (loss) on investments and futures contracts	(1,026,805)	26,909
Net change in unrealized appreciation/depreciation of investments and futures contracts	(106,159)	159,045
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(588,818)	364,121
Distributions to Shareholders:
Distributions from net investment income	(608,474)	(168,915)
Distributions from net realized gain on investments and futures contracts	(19,058)	(14,922)
Distributions from paid-in capital	(119,815)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(747,347)	(183,837)
Share Transactions:
Proceeds from sale of shares	18,550,000	3,995,000
Net asset value of shares issued to shareholders in payment of distributions declared	19,067	3,077
Cost of shares redeemed	(6,500,000)	(70,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,069,067	3,927,976
Change in net assets	10,732,902	4,108,260
Net Assets:
Beginning of period	6,508,135	2,399,875
End of period (including undistributed (distributions in excess of) net investment income of $(64,328) and $0, respectively)	$17,241,037	$6,508,135

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements -
Inflation-Protected Securities Core Fund

December 31, 2008

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return consistent with investment in inflation-protected securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation and deflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended December 31, 2008, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended December 31, 2008, the Fund had a net realized gain on futures contracts of $11,561.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2008	2007
Shares sold	1,731,664	380,510
Shares issued to shareholders in payment of distributions declared	1,700	290
Shares redeemed	(621,198)	(6,826)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,112,166	373,974

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income [1]	$617,279	$181,981
Long-term capital gains	$10,253	$1,856
Return of capital	$119,815	--

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(64,328)
Net unrealized appreciation	$87,390
Capital loss carryforwards and deferrals	$(1,059,353)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2008, the cost of investments for federal tax purposes was $17,042,891. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $87,390. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $621,643 and net unrealized depreciation from investments for those securities having an excess of cost over value of $534,253.

At December 31, 2008, the Fund had a capital loss carryforward of $1,050,796 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2008, for federal income tax purposes, post-October losses of $8,557 were deferred to January 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2008, the Adviser voluntarily reimbursed $107,705 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2008, FAS waived its entire fee of $150,000.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the year ended December 31, 2008 were as follows:

Affiliate	Balance of Shares Held 12/31/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2008	Value	Dividend Income
Government Obligations Fund, Institutional Shares	347,953	4,654,351	3,606,654	1,395,650	$1,395,650	$3,909

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2008, there were no outstanding loans. During the year ended December 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of December 31, 2008, there were no outstanding loans. During the year ended December 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2008, the amount of long-term capital gains designated by the Fund was $10,253.

Report of Independent Registered Public Accounting Firm - Inflation-Protected Securities Core Fund

TO THE BOARD OF TRUSTEES OF FEDERATED CORE TRUST AND SHAREHOLDERS OF FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (the "Fund") (one of the portfolios constituting Federated Core Trust) including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
February 18, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting); Consultant, EZE Castle Software (investment order management software); Partner, Midway Pacific (lumber).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Director, EZE Castle Software.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance, of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED REAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C779
Cusip 31420C761
Cusip 31420C753

36727 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $171,600

Fiscal year ended 2008 - $162,100

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,805 and $0 respectively.  Fiscal year ended 2009- Fees for review of N-14 merger documents,

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,560 and $12,455 respectively. Fiscal year ended 2009- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2008 – Discussions related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2009 - $175,379

Fiscal year ended 2008 - $250,399

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009